Shareholder Report, Line Graph (Details) 193889_Innovator U.S. Equity Accelerated 9 Buffer ETF - October_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV
Accumulated Value	$ 12,305	$ 10,787	$ 9,494	$ 10,303	$ 10,000	$ 13,773
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	13,890	10,064	9,137	10,701	10,000	$ 16,870
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500
Accumulated Value	$ 13,245	$ 9,736	$ 8,989	$ 10,691	$ 10,000	$ 15,880